Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 12, 2016
Registrant Name	dei_EntityRegistrantName	Forethought Variable Insurance Trust
Central Index Key	dei_EntityCentralIndexKey	0001580353
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	fvit
Document Creation Date	dei_DocumentCreationDate	Oct. 12, 2016
Document Effective Date	dei_DocumentEffectiveDate	Oct. 12, 2016
Prospectus Date	rr_ProspectusDate	Oct. 12, 2016
Global Atlantic BlackRock Allocation Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic BlackRock Allocation Portfolio
Supplement [Text Block]	fvit_SupplementTextBlock

GLOBAL ATLANTIC PORTFOLIOS

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio” and together the “Portfolios”)

Class I, II and III Shares

Supplement dated October 12, 2016

to the Prospectus dated March 31, 2016, as supplemented April 25, 2016 (the “Prospectus”)

I.	Global Atlantic BlackRock Allocation Portfolio

A.	Effective immediately, the Global Atlantic BlackRock Allocation Portfolio may invest in Underlying ETFs that have exposure to high yield securities. Accordingly, the following statement is added at the end of the second paragraph of the Portfolio’s Principal Investment Strategies sub-section in the Portfolio Summary section for the Portfolio in the Prospectus:

In addition, the Underlying ETFs may invest in lower quality debt securities. Such securities are sometimes referred to as “junk bonds.”

B.	Accordingly, the below risk is inserted before “Limited History of Operation Risk” and after “Issuer Risk” in the Portfolio’s Principal Investment Risks sub-section in the Portfolio Summary section for the Portfolio in the Prospectus:

Junk Bond Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the ability to sell bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

Global Atlantic BlackRock Disciplined International Core Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic BlackRock Disciplined International Core Portfolio
Supplement [Text Block]	fvit_SupplementTextBlock

GLOBAL ATLANTIC PORTFOLIOS

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio” and together the “Portfolios”)

Class I, II and III Shares

Supplement dated October 12, 2016

to the Prospectus dated March 31, 2016, as supplemented April 25, 2016 (the “Prospectus”)

II.	Global Atlantic BlackRock Disciplined International Core Portfolio

Effective immediately, the first sentence of the third paragraph of the Portfolio’s Principal Investment Strategies sub-section in the Portfolio Summary section for the Portfolio in the Prospectus is deleted and replaced with the following:

Under normal circumstances, at least 80% of the Portfolio’s net assets will be invested in or exposed to securities of non-U.S. issuers (“foreign securities”) or derivative instruments with exposure to foreign securities of at least three different countries outside the United States.

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio
Supplement [Text Block]	fvit_SupplementTextBlock

GLOBAL ATLANTIC PORTFOLIOS

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

(each a series of Forethought Variable Insurance Trust)

(each a “Portfolio” and together the “Portfolios”)

Class I, II and III Shares

Supplement dated October 12, 2016

to the Prospectus dated March 31, 2016, as supplemented April 25, 2016 (the “Prospectus”)

III.	Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

A.	Effective immediately, the Shareholder Fees and Annual Portfolio Operating Expenses table and accompanying footnotes in the sub-section entitled “Fees and Expenses of the Portfolio” in the Portfolio Summary section for the Portfolio in the Prospectus is deleted and replaced with the following:

Fees and Expenses of the Portfolio: This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)	Class I shares	Class II shares	Class III shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	None	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None	None
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees	None	0.25%	0.15%
Other Expenses(1)	0.09%	0.09%	0.09%
Total Annual Portfolio Operating Expenses	0.64%	0.89%	0.79%
Fee Waiver and/or Reimbursement(2)	(0.01)%	(0.01)%	(0.01)%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement	0.63%	0.88%	0.78%

(1)	Estimated for the current fiscal year.
(2)

The Portfolio’s adviser has contractually agreed to waive its fees and to reimburse expenses, at least until November 30, 2017, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.63%, 0.88%, and 0.78% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limit. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days’ written notice to the adviser.